Share-based payments - Outstanding Stock Options (Details)	12 Months Ended
	Dec. 31, 2023 shares $ / shares	Dec. 31, 2022 shares $ / shares
Share-based Payment Arrangements [Abstract]
Outstanding, beginning balance (in shares) | shares	7,802,108	10,778,724
Exercised (in shares) | shares	(306,139)	(2,952,992)
Forfeited or expired (in shares) | shares	(11,408)	(23,624)
Outstanding, ending balance (in shares) | shares	7,484,561	7,802,108
Exercisable (in shares) | shares	7,484,561	4,539,188
Weighted average exercise price of share options outstanding, beginning balance (in cad per share)	$ 61	$ 60
Weighted average exercise price of share options exercised (in cad per share)	60	58
Weighted average exercise price of share options forfeited or expired (in cad per share)	63	65
Weighted average exercise price of share options outstanding, ending balance (in cad per share)	61	61
Weighted average exercise price of share options exercisable (in cad per share)	61	58
Weighted average share price, share options exercised (in cad per share)	$ 63	$ 69